LOSS ON DISPOSAL OF SUBSIDIARY (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ROU operating lease assets					¥ 391,871	$ 391,871
Lease liability | ¥					¥ 339,119
Operating lease expense		$ 184,802	$ 141,959	$ 115,615
MDJCC Limited ("MDJH Hong Kong")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held					100.00%	100.00%
Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration								$ 126,712
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by non controlling parent			49.00%		49.00%	49.00%
Tianjin Jin Yong Tai Property Management Ltd. ("JYT") | Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by non controlling parent							30.00%	30.00%
Discontinued operations, disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	$ 4,970
Discontinued operations, disposed by sale | Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held					100.00%	100.00%
Duration of repayment schedule (in months)	35 months
Present value of consideration							¥ 1,000,000	$ 143,538
Loss on disposal of subsidiary	$ 61,345
Discontinued operations, disposed by sale | Tianjin Jin Yong Tai Property Management Ltd. ("JYT") | Jiayuan Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held					100.00%	100.00%
Jiayuan Project | Discontinued operations, disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate (as a percent)					5.75%	5.75%
Chinese benchmark business loan rate (as a percent)					4.75%	4.75%
Risk factor (as a percent)					1.00%	1.00%
Present value of consideration					¥ 1,000,000	$ 143,538
Fair value of consideration						126,712		$ 126,712
Jiayuan Project | Discontinued operations, disposed by sale | MDJCC Limited ("MDJH Hong Kong")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held			70.00%
Ownership interest transferred	70.00%
Jiayuan Project | Discontinued operations, disposed by sale | Other receivable-long term
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration						99,532
Jiayuan Project | Discontinued operations, disposed by sale | Other receivable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration						$ 27,179